Employee Benefit Plans - Schedule of Future Contributions Payable (Details) - USD ($)	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year							$ 221,000
France
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	$ 331,000	$ 49,000	$ 50,000	$ 29,000	$ 8,000	$ 26,000
Switzerland
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	$ 2,737,000	$ 561,000	$ 498,000	$ 2,070,000	$ 363,000	$ 369,000